Employee Benefit Plans - Amounts Expected to be Recognized in Net Periodic Benefit Income (Cost) (Details) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Domestic Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	$ 69
Prior service (credit) recognition	0
Foreign Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	20
Prior service (credit) recognition	0
Domestic Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	8
Prior service (credit) recognition	(10)
Foreign Healthcare Benefits
Defined Benefit Plan Disclosure [Line Items]
Loss recognition	0
Prior service (credit) recognition	$ 0